Cash Equivalents and Investments (Details) - Schedule of cash and cash equivalents - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Operating accounts	$ 973,172	$ 976,538
Restricted accounts		403,811
Subtotal	973,172	1,380,349
Held to Maturity Investments
Restricted accounts – certificates of deposit (4 – 24-month maturities, FDIC insured)	276,540	276,270
Subtotal	276,540	276,270
TOTAL	$ 1,249,713	$ 1,656,619